Supplemental Cash Flow Information Details - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Supplemental Cash Flow [Line Items]
Cash and cash equivalents	$ 60,723	$ 120,872	$ 97,232	$ 88,824
Restricted cash – current (note 16)	2,476	4,686	2,779	3,071
Restricted cash – long-term (note 17)	3,135	3,437	3,135	3,437
Cash, cash equivalents and restricted cash (note 16)	66,334	128,995	103,146	96,790
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability	10,509	835
Cash and Cash Equivalents [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Cash and cash equivalents	0	0	0	1,121
Restricted Cash [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Restricted Cash and Cash Equivalents	$ 0	$ 0	$ 0	$ 337